37) Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Tables Abstract
Other liabilities
	R$ thousand
	On December 31
	2020	2019
Financial liabilities	75,528,047	79,121,127
Credit card transactions (1)	23,522,792	21,595,677
Foreign exchange transactions (2)	26,365,058	31,546,034
Loan assignment obligations	6,098,991	6,594,471
Capitalization bonds	8,570,919	8,837,770
Securities trading	5,877,144	4,822,215
Lease liabilities (Note 37a)	5,093,143	5,724,960

Other liabilities	39,515,233	34,023,453
Third party funds in transit (3)	7,873,642	7,296,234
Provision for payments	7,876,749	9,172,457
Sundry creditors	4,435,990	3,778,494
Social and statutory	3,747,682	933,003
Other taxes payable	2,257,376	2,176,673
Liabilities for acquisition of assets and rights	1,582,134	1,493,329
Other	11,741,660	9,173,263
Total	115,043,280	113,144,580

(1) It refers to amounts payable to merchants;

(2) Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and

(3) Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

Balance of the lease payable
a)	Lease liabilities

R$ thousand
Opening balance on December 31, 2018 - IAS 17	827,574
Initial adoption - IFRS 16	4,176,611
Adjusted balance on January 1, 2019	5,004,185
Remeasurement and new contracts	1,362,692
Payments	(1,067,573)
Appropriation of financial charges	410,195
Exchange variation	15,461
Closing balance on December 31, 2019	5,724,960
Remeasurement and new contracts	622,085
Payments	(1,797,408)
Appropriation of financial charges	476,215
Exchange variation	67,291
Final balance on December 31, 2020	5,093,143